UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  140 E. 45th Street, 31st Floor
          New York, NY 10017


13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Rogers
Title:  Chief Financial Officer
Phone:  (212) 872-3900


Signature, Place and Date of Signing:

/s/ John A. Rogers               New York, N.Y.               May 16, 2005
-----------------------     --------------------------   ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

              NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    132

Form 13F Information Table Value Total:    $1,295,557
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.      28-11186        Stadia Capital Master Fund, Ltd.

2.      28-10732        Stadia Capital Partners QP, LP

3.      28-10825        Stadia Capital Associates, LLC

4.      28-11208        Stadia Capital Consumer Master Fund, Ltd.

                           FORM 13F INFORMATION TABLE
                                 March 31, 2005



                                                                                                                         Voting
                                Title of                       VALUE        Share/Prn Sh/   Put/  Invtmnt   Other      Authority
Name of Issuer                    Class      Cusip           (x$1000)         Amount  PRN   Call  Dscrtn    Mgrs    Sole  Shrd  None


99 CENTS ONLY STORES                COM      65440K106         9,285         705,000 SH          SHARED   1,2,3,4        705,000
AK STL HLDG CORP                    COM      001547108        12,719       1,150,000 SH          SHARED   1,2,3,4      1,150,000
ALAMOSA HLDGS INC                   COM      011589108        12,837       1,100,000 SH          SHARED   1,2,3,4      1,100,000
ALLEGHENY TECHNOLOGIES INC          COM      01741R102        18,685         775,000 SH          SHARED   1,2,3,4        775,000
AMERICAN INTL GROUP INC             COM      026874107         2,527          45,600 SH          SHARED   1,2,3,4         45,600
AMERICAN EXPRESS CO                 COM      025816109        17,980         350,000 SH          SHARED   1,2,3,4        350,000
AMERICREDIT CORP                    COM      03060R101        12,892         550,000 SH          SHARED   1,2,3,4        550,000
ANNTAYLOR STORES CORP               COM      036115103        10,236         400,000 SH          SHARED   1,2,3,4        400,000
ASHLAND INC                         COM      044204105        15,181         225,000 SH          SHARED   1,2,3,4        225,000
ATARI INC                           COM      04651M105         5,700       1,803,720 SH          SHARED   1,2,3,4      1,803,727
AXIS CAPITAL HOLDINGS               COM      G0692U109        16,224         600,000 SH          SHARED   1,2,3,4        600,000
BED BATH & BEYOND INC               COM      075896100        20,097         550,000 SH          SHARED   1,2,3,4        550,000
BARRETT BILL CORP                   COM      06846N104         8,673         300,000 SH          SHARED   1,2,3,4        300,000
BJ SERVCS CO                        COM      055482103         4,410          85,000 SH          SHARED   1,2,3,4         85,000
BLOCKBUSTER INC                     CLA      093679108        21,967       2,487,760 SH          SHARED   1,2,3,4      2,487,765
BUCYRUS INTL INC                    CLA      118759109         4,883         125,000 SH          SHARED   1,2,3,4        125,000
BUILD-A-BEAR WORKSHOP               COM      120076104         8,671         282,920 SH          SHARED   1,2,3,4        282,920
CABLEVISION SYS CORP                COM      12686C109        11,501         410,000 SH          SHARED   1,2,3,4        410,000
CAPITAL ONE FIN CORP                COM      14040H105        13,085         175,000 SH          SHARED   1,2,3,4        175,000
CARBO CERAMICS INC                  COM      140781105         3,508          50,000 SH          SHARED   1,2,3,4         50,000
CIT GROUP INC                       COM      125581108         9,500         250,000 SH          SHARED   1,2,3,4        250,000
COMMERCIAL CAP BANCORP INC          COM      20162L105         8,140         400,000 SH          SHARED   1,2,3,4        400,000
COSI, INC.                          COM      22122P101        11,151       1,639,910 SH          SHARED   1,2,3,4      1,639,917
COST PLUS INC.CALIF                 COM      221485105         7,996         297,480 SH          SHARED   1,2,3,4        297,482
CROWN CASTLE INTL CORP              COM      228227104         9,235         575,000 SH          SHARED   1,2,3,4        575,000
CSK AUTO CORP                       COM      125965103         4,430         251,000 SH          SHARED   1,2,3,4        251,000
DESARROLLADORA HOMEX S A DE        SPONADR   25030W100        10,466         425,800 SH          SHARED   1,2,3,4        425,804
DICKS SPORTING GOODS INC            COM      253393102         7,346         200,000 SH          SHARED   1,2,3,4        200,000
DIGITAS INC                         COM      25388K104         8,080         800,000 SH          SHARED   1,2,3,4        800,000
DPL INC                             COM      233293109        10,000         400,000 SH          SHARED   1,2,3,4        400,000
EDISON INTL                         COM      281020107         3,472         100,000 SH          SHARED   1,2,3,4        100,000
FAIRMONT HOTELS RESORTS INC         COM      305204109        16,906         510,120 SH          SHARED   1,2,3,4        510,127
FAIRPOINT COMMUNICATIONS, INC       COM      305560104         3,743         250,000 SH          SHARED   1,2,3,4        250,000
FEDERATED DEP STORES INC DE         COM      31410H101        38,350         602,600 SH          SHARED   1,2,3,4        602,603
FIRST REP BK SAN FRANCISCO          COM      336158100         7,283         224,990 SH          SHARED   1,2,3,4        224,999
FOSSIL INC                          COM      349882100        26,711       1,030,310 SH          SHARED   1,2,3,4      1,030,311
GAMESTOP CORP                       CLA      36466R101         4,432         200,000 SH          SHARED   1,2,3,4        200,000
GRANT PRIDECO INC                   COM      38821G101         3,167         131,100 SH          SHARED   1,2,3,4        131,100
GREATER BAY BANCORP                 COM      391648102         2,434          99,700 SH          SHARED   1,2,3,4         99,700
HARRAHS ENTMT INC                   COM      413619107        59,136         915,700 SH          SHARED   1,2,3,4        915,703
HILTON HOTELS CORP                  COM      432848109        16,874         754,970 SH          SHARED   1,2,3,4        754,970
HOT TOPIC INC                       COM      441339108        11,144         510,000 SH          SHARED   1,2,3,4        510,000
HUNTSMAN CORP                       COM      447011107        17,490         750,000 SH          SHARED   1,2,3,4        750,000
INDEPENDENCE CMNTY BK CORP          COM      453414104         4,388         112,500 SH          SHARED   1,2,3,4        112,500
INNOVO GROUP INC                    COM      457954600         7,926       1,597,940 SH          SHARED   1,2,3,4      1,597,945
INSTINET GROUP INC                  COM      457750107         7,842       1,333,710 SH          SHARED   1,2,3,4      1,333,712
INVESTMENT TECHNOLOGY GP NE         COM      46145F105         6,125         350,000 SH          SHARED   1,2,3,4        350,000
J. JILL GROUP INC                   COM      466189107         8,531         620,020 SH          SHARED   1,2,3,4        620,020
KMG AMERI CORP                      COM      482563103         4,631         475,000 SH          SHARED   1,2,3,4        475,000
KOHL'S CORP                         COM      500255104        20,157         390,410 SH          SHARED   1,2,3,4        390,417
LAKES ENTMT INC                     COM      51206P109         8,139         452,150 SH          SHARED   1,2,3,4        452,150
LEGG MASON INC                      COM      524901105         9,768         125,000 SH          SHARED   1,2,3,4        125,000
LEHMAN BROTHERS HLDGS INC           COM      524908100         9,416         100,000 SH          SHARED   1,2,3,4        100,000
LOUISIANA PAC CORP                  COM      546347105        10,056         400,000 SH          SHARED   1,2,3,4        400,000
MANITOWOC  INC                      COM      563571108         2,827          70,000 SH          SHARED   1,2,3,4         70,000
MCI INC                             COM      552691107        14,940         600,000 SH          SHARED   1,2,3,4        600,000
MERRILL LYNCH & CO INC              COM      590188108        15,565         275,000 SH          SHARED   1,2,3,4        275,000
MORGAN STANLEY                      COM      617446448        11,450         200,000 SH          SHARED   1,2,3,4        200,000
NAUTILUS INC                        COM      63910B102        14,301         601,870 SH          SHARED   1,2,3,4        601,878
NII HOLDINGS INC                   CL B      62913F201         2,875          50,000 SH          SHARED   1,2,3,4         50,000
NRG ENERGY INC                      COM      629377508         9,562         280,000 SH          SHARED   1,2,3,4        280,000
NTL INC DEL                         COM      62940M104         5,730          90,000 SH          SHARED   1,2,3,4         90,000
OUTBACK STEAKHOUSE INC              COM      689899102        11,473         250,560 SH          SHARED   1,2,3,4        250,565
PATTERSON-UTI ENERGY INC            COM      703481101         3,753         150,000 SH          SHARED   1,2,3,4        150,000
PEABODY ENERGY CORP                 COM      704549104         2,318          50,000 SH          SHARED   1,2,3,4         50,000
PINNACLE ENTMT INC                  COM      723456109         2,524         151,110 SH          SHARED   1,2,3,4        151,116
PMI GROUP INC                       COM      69344M101         7,602         200,000 SH          SHARED   1,2,3,4        200,000
POLO RALPH LAUREN CORP              CLA      731572103        30,602         788,710 SH          SHARED   1,2,3,4        788,715
PREFERRED  LOS ANGELES CA           COM      740367107         7,980         200,000 SH          SHARED   1,2,3,4        200,000
PRICELINE COM INC                   COM      741503403        22,510         893,260 SH          SHARED   1,2,3,4        893,265
PROSPERITY BANCSHARES INC           COM      743606105         3,974         150,000 SH          SHARED   1,2,3,4        150,000
PROVIDIAN FIN CORP                  COM      74406A102        14,586         850,000 SH          SHARED   1,2,3,4        850,000
RARE HOSPITALITY INT INC            COM      753820109        17,211         557,360 SH          SHARED   1,2,3,4        557,367
RELIANT ENERGY INC                  COM      75952B105         3,983         350,000 SH          SHARED   1,2,3,4        350,000
RIVIERA HLDGS CORP                  COM      769627100         6,736         556,730 SH          SHARED   1,2,3,4        556,734
SIGNATURE BK NEW YORK NY            COM      82669G104         7,953         300,000 SH          SHARED   1,2,3,4        300,000
SMITH INTL INC                      COM      832110100         5,018          80,000 SH          SHARED   1,2,3,4         80,000
SOVEREIGN BANCORP INC               COM      845905108         6,648         300,000 SH          SHARED   1,2,3,4        300,000
SPECIALTY UNDERWRITERS ALLIA        COM      84751T309         3,568         400,000 SH          SHARED   1,2,3,4        400,000
SPECTRASITE INC                     COM      84761M104        13,333         230,000 SH          SHARED   1,2,3,4        230,000
SPORTS AUTH INC NEW                 COM      84917U109           688           25,00 SH          SHARED   1,2,3,4         25,000
SPRINT CORP                         COM      852061100        24,456       1,075,000 SH          SHARED   1,2,3,4      1,075,000
TELEWEST GLOBAL INC                 COM      87956T107         8,006         450,000 SH          SHARED   1,2,3,4        450,000
TEXAS ROADHOUSE INC                 CLA      882681109        11,007         392,000 SH          SHARED   1,2,3,4        392,000
NASDAQ STOCK MARKET INC             COM      631103108         4,815         450,000 SH          SHARED   1,2,3,4        450,000
TRACTOR SUPPLY CO                   COM      892356106        11,001         252,030 SH          SHARED   1,2,3,4        252,035
TRINITY INDS INC                    COM      896522109         8,451         300,000 SH          SHARED   1,2,3,4        300,000
TXU CORP                            COM      873168108         5,972          75,000 SH          SHARED   1,2,3,4         75,000
ULTRA PETROLEUM CORP                COM      903914109        10,160         200,000 SH          SHARED   1,2,3,4        200,000
VALOR COMMUNICATIONS GROUP          COM      920255106         5,499         380,000 SH          SHARED   1,2,3,4        380,000
WAL MART STORES INC                 COM      931142103        46,101         920,000 SH          SHARED   1,2,3,4        920,000
WEBSTER FINL CORP                   COM      947890109         3,860          85,000 SH          SHARED   1,2,3,4         85,000
WESTCORP INC                        COM      957907108         4,225         100,000 SH          SHARED   1,2,3,4        100,000
WPT ENTERPRISES INC                 COM      98211W108         7,480         400,000 SH          SHARED   1,2,3,4        400,000
YAHOO! INC                          COM      984332106        15,255         450,000 SH          SHARED   1,2,3,4        450,000
PG&E CORP                          NOTE      69331CAD0         2,018         750,000 PRN         SHARED   1,2,3,4        750,000
AMERICAN HOME MTG INVT CORP         COM      02660r107         2,864         100,000 SH   CALL   SHARED   1,2,3,4        100,000
BLOCKBUSTER INC                     CL       093679108         3,753         425,000 SH   CALL   SHARED   1,2,3,4        425,000
CSK AUTO CORP                       COM      125965103        10,800         611,900 SH   CALL   SHARED   1,2,3,4        611,900
CIRCUIT CITY STORE INC              COM      172737108        10,593         660,000 SH   CALL   SHARED   1,2,3,4        660,000
CIRCUIT CITY STORE INC              COM      172737108         1,204          75,000 SH   CALL   SHARED   1,2,3,4         75,000
CAREER EDUCATION CORP               COM      141665109           449          13,100 SH   CALL   SHARED   1,2,3,4         13,100
COINSTAR INC                        COM      19259P300         1,709          80,600 SH   CALL   SHARED   1,2,3,4         80,600
COINSTAR INC                        COM      19259P300         1,497          70,600 SH   CALL   SHARED   1,2,3,4         70,600
CVS CORP                            COM      126650100         5,436         103,300 SH   CALL   SHARED   1,2,3,4        103,300
DUKE ENERGY CORP                    COM      264399106         2,801         100,000 SH   CALL   SHARED   1,2,3,4        100,000
ACCREDITED HOMELENDRS HLDG          COM      00437p107         7,246         200,000 SH   CALL   SHARED   1,2,3,4        200,000
MCI INC                             COM      552691107         4,358         175,000 SH   CALL   SHARED   1,2,3,4        175,000
MCI INC                             COM      552691107         1,245          50,000 SH   CALL   SHARED   1,2,3,4         50,000
NAUTILUS INC                        COM      63910b102         5,662         238,300 SH   CALL   SHARED   1,2,3,4        238,300
NTL INC DEL                         COM      62940m104         1,910          30,000 SH   CALL   SHARED   1,2,3,4         30,000
PRICELINE COM INC                   COM      741503403        12,615         500,600 SH   CALL   SHARED   1,2,3,4        500,600
SPECTRASITE INC                     COM      84761m104         5,797         100,000 SH   CALL   SHARED   1,2,3,4        100,000
TOLL BROTHERS INC                   COM      889478103         1,222          15,500 SH   CALL   SHARED   1,2,3,4         15,500
TRACTOR SUPPLY CO                   COM      892356106         5,238         120,000 SH   CALL   SHARED   1,2,3,4        120,000
ALBERTSONS INC                      COM      013104104         4,221         204,400 SH    PUT   SHARED   1,2,3,4        204,400
AMAZON.COM INC                      COM      023135106         6,854         200,000 SH    PUT   SHARED   1,2,3,4        200,000
ABERCROMBIE & FITCH CO              CLA      002896207        11,448         200,000 SH    PUT   SHARED   1,2,3,4        200,000
BLACK & DECKER CORP                 COM      091797100         7,946         100,600 SH    PUT   SHARED   1,2,3,4        100,600
CIT GROUP INC                       COM      125581108         5,700         150,000 SH    PUT   SHARED   1,2,3,4        150,000
FEDERAL NATL MTG ASSN               COM      313586109        19,058         350,000 SH    PUT   SHARED   1,2,3,4        350,000
HARLEY DAVIDSON INC                 COM      412822108        11,552         200,000 SH    PUT   SHARED   1,2,3,4        200,000
KROGER CO                           COM      501044101         2,757         172,000 SH    PUT   SHARED   1,2,3,4        172,000
MAYTAG CORP                         COM      578592107         1,400         100,200 SH    PUT   SHARED   1,2,3,4        100,200
NAPSTER INC                         COM      630797108         1,953         300,000 SH    PUT   SHARED   1,2,3,4        300,000
OVERSTOCK.COM INC DEL               COM      690370101         6,449         150,000 SH    PUT   SHARED   1,2,3,4        150,000
ROYAL CARIBBEAN CRUISES LTD         COM      v7780t103         8,938         200,000 SH    PUT   SHARED   1,2,3,4        200,000
SLM CORP                            COM      78442p106         9,968         200,000 SH    PUT   SHARED   1,2,3,4        200,000
SAFEWAY INC                         COM      786514208         3,788         204,400 SH    PUT   SHARED   1,2,3,4        204,400
TOLL BROTHERS INC                   COM      889478103        15,770         200,000 SH    PUT   SHARED   1,2,3,4        200,000
WYNN RESORTS LTD                    COM      983134107        27,096         400,000 SH    PUT   SHARED   1,2,3,4        400,000
YUM BRANDS INC                      COM      988498101        20,724         400,000 SH    PUT   SHARED   1,2,3,4        400,000
